REVENUE - Market risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,099.3	R 1,023.7	R 1,053.8
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,099.3)	(1,023.7)	(1,053.8)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%
Currency risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,099.3	1,023.7	1,053.8
Currency risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,099.3)	R (1,023.7)	R (1,053.8)